Financing receivables, net - Movement of the allowance for credit losses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Business Acquisition [Line Items]
Balance at beginning of the year	¥ 23,183	¥ 70,460	¥ 12,261
Additions	33,942	70,411	115,920
Charge-offs	(54,051)	(117,688)	(57,721)
Balance at end of the year	20,544	¥ 23,183	¥ 70,460
Ganzhou Aixin Micro Finance [Member]
Business Acquisition [Line Items]
Additions	¥ 17,470